Employee benefit obligation - Carrying value of benefit obligations (Details) - Benefit obligation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Balance at beginning of period	$ 2,423	$ 2,560
Increases
Provision for the year	746	602
Actuarial (gain) loss	330	(252)
Interest expense	85	22
Reductions
Payments	(402)	(372)
Effects of foreign exchange	103	(137)
Balance at end of period	$ 3,285	$ 2,423